Equity - Schedule of Capital Surplus (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 27, 2016 USD ($)	May 27, 2016 TWD ($)
Equity [Abstract]
Arising from issuance of new share capital	$ 105,143,362	$ 78,384,290	$ 50,119,257
Arising from employee share options	6,316,310	5,898,391	5,136,828
Total	$ 111,459,672	$ 84,282,681	$ 55,256,085	$ 64,557,452	$ 2,053,693